CAPITAL AND RESERVES (Details Narrative) $ / shares in Units, $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CAD ($) $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 CAD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares
Statement [Line Items]
Number of shares issued and fully paid | shares	529,779,388	529,779,388	529,779,388
Aggregate market value, recognized	$ 24,000			$ 12
Share-based compensation expense | $			$ 2,858,000
Share Purchase Option Compensation Plan
Statement [Line Items]
Expected life	5 years
Options granted in period, weighted-average fair value per share	$ 0.29
Risk-free rate	3.07%
Expected volatility	99.02%
Share price			$ 0.39
Share-based compensation expense | $	$ 2,277,000		$ 2,846,000
Options outstanding, weighted-average contractual life	2 years 6 months 18 days		2 years 4 months 9 days	2 years 4 months 9 days
Options exercisable, weighted-average contractual life	2 years 11 months 19 days		2 years 4 months 9 days	2 years 4 months 9 days
Options exercisable, weighted-average exercise price		$ 1.12		$ 1.45